Investments (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Fair Value, Inputs, Level 3 [Member] USD ($)	Jun. 30, 2012 Fair Value, Inputs, Level 3 [Member] CNY	Jun. 30, 2011 Fair Value, Inputs, Level 3 [Member] CNY	Jun. 30, 2010 Fair Value, Inputs, Level 3 [Member] CNY
Current:
Held-to-maturity investment (at cost less impairment)	$ 3,227,364	20,503,441	50,003,441
Non-current:
Available-for-sale investment (at fair value) (Level3)	1,529,206	9,715,046	10,525,471	23,048,725	1,529,206	9,715,046	10,525,471	23,048,725
Other investment (at cost less impairment)	1,266,548	8,046,381	2,417,729
Investments	2,795,754	17,761,427	12,943,200
Investments (Note 4)	$ 6,023,118	38,264,868	62,946,641			31,432,868	62,946,641